Financial Assets and Liabilities - Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Jul. 01, 2019	Jun. 30, 2019
Lease Liabilities [Abstract]
Current	$ 3,059
Non-current	5,762		$ 0
Lease liabilities included in the statement of financial position	$ 8,821	$ 5,775	$ 7,460